Accounts payable and accrued liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Trade And Other Payables [Abstract]
Disclosure of accounts payables and accrued liabilities [Table Text Block]
	December 31, 2023	December 31, 2022
Accounts payable	$905,340	$1,383,706
Accrued liabilities	2,141,336	2,722,357
Accrued interest	776,293	749,684
Total accounts payable and accrued liabilities	$3,822,969	$4,855,747